Annual Fund Operating Expenses - Matrix Advisors Value ETF - Matrix Advisors Value ETF Class	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.75%	[1]

[1]	Other Expenses and Total Annual Fund Operating Expenses have been restated to show the Fund's current fee arrangement.